Document and Entity Information	3 Months Ended
Mar. 31, 2021
Cover [Abstract]
Entity Registrant Name	Blue Star Foods Corp.
Entity Central Index Key	0001730773
Document Type	S-1
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer
Entity Small Business Flag	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false